ORGANIZATION AND DESCRIPTION OF THE COMPANY (Details)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 28, 2021 USD ($) shares	Oct. 31, 2021 USD ($) shares	Dec. 31, 2021 segment shares	Sep. 30, 2021 segment	Dec. 31, 2021 USD ($) shares		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 09, 2022 USD ($)
Disclosure of changes in accounting estimates [line items]
Number of operating segment | segment			2	1
Exchange ratio			0.00690		0.00690
Equity issuances / Reorganization					$ 1,424,000,000	[1]	$ 13,000,000	$ 5,000,000
Issuance of equity					$ 1,410,000,000		$ 13,000,000	$ 5,000,000
Brookfield Credit Agreement
Disclosure of changes in accounting estimates [line items]
Borrowing maturity term	3 years
Credit facility provided	$ 200,000,000
Brookfield Credit Agreement | Revolving credit facility agreement increase
Disclosure of changes in accounting estimates [line items]
Credit facility provided									$ 400,000,000
Class A exchangeable shares
Disclosure of changes in accounting estimates [line items]
Number of shares, subscribed (in shares) | shares	11,000,000
Equity issuances / Reorganization	$ 538,000,000
Class B Shares
Disclosure of changes in accounting estimates [line items]
Number of shares, subscribed (in shares) | shares	24,000
Equity issuances / Reorganization	$ 1,000,000
Class C shares
Disclosure of changes in accounting estimates [line items]
Issuance of equity	$ 712,000,000	$ 250,000,000
Number of shares | shares	17,000,000	7,000,000	24,000,000		24,000,000

[1]	See Note 1(b) for details regarding the Spin-off and reorganization.